Risk-Based Capital	3 Months Ended
Mar. 31, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
Note 10: Risk-Based Capital

In July 2013, the FDIC and the other federal bank regulatory agencies issued a final rule that revised their leverage and risk-based capital requirements and the method for calculating risk-weighted assets to make them consistent with agreements that were reached by the Basel Committee on Banking Supervision (“Basel III”) and certain provisions of the Dodd-Frank Act. The final rule, which became effective on January 1, 2015, creates a new common equity Tier 1 (“CET1”) minimum capital requirement (4.5% of risk-weighted assets), increases the minimum Tier 1 capital ratio (from 4% to 6% of risk-weighted assets), imposes a minimum leverage ratio of 4.0%, and changes the risk-weight of certain assets to better reflect credit risk and other risk exposures. These include, among other things, a 150% risk weight for certain high volatility commercial real estate acquisition, development and construction loans and for non-residential mortgage loans that are 90 days past due or otherwise in non-accrual status, and a 20% credit conversion factor for the unused portion of a commitment with an original maturity of one year or less that is not unconditionally cancellable. The final rule also requires unrealized gains and losses on certain “available-for-sale” securities holdings to be included for purposes of calculating regulatory capital unless Howard Bank elects to opt-out from this treatment. Howard Bank has elected to permanently opt out of this treatment in our capital calculations, as permitted by the final rule.

The final rule will limit Bancorp’s capital distributions and certain discretionary bonus payments if Bancorp does not hold a “capital conservation buffer” consisting of 2.5% of common equity Tier 1 capital to risk-weighted assets in addition to the amount necessary to meet its minimum risk-based capital requirements. The capital conservation buffer requirement will be phased in beginning January 1, 2016 and ending January 1, 2019, when the full capital conservation buffer requirement will be effective.

In addition, under revised prompt corrective action requirements effective January 1, 2015, in order to be considered “well-capitalized,” Bancorp and the Bank must have CET 1 ratios of 6.5%, Tier 1 ratios of 8.0%, total risk-based capital ratios of 10.0% and leverage ratios of 5.0%.

Management believes that, as of March 31, 2015 and December 31, 2014, Bancorp and the Bank met all capital adequacy requirements to which they are subject.
					To be well
					capitalized under
					the FDICIA
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of March 31, 2015:
Total capital (to risk-weighted assets)
Howard Bank	$63,235	10.42%	$48,529	8.00%	$60,661	10.00%
Howard Bancorp	$63,629	10.49%	$48,508	8.00%	N/A
Common equity tier 1 capital (to risk-weighted assets)
Howard Bank	$59,396	9.79%	$27,298	4.50%	$39,430	6.50%
Howard Bancorp	$59,790	9.86%	$27,286	4.50%	N/A
Tier 1 capital (to risk-weighted assets)
Howard Bank	$59,396	9.79%	$36,397	6.00%	$48,529	8.00%
Howard Bancorp	$59,790	9.86%	$36,381	6.00%	N/A
Tier 1 capital (to average assets)
(Leverage ratio)
Howard Bank	$59,396	8.61%	$27,609	4.00%	$34,511	5.00%
Howard Bancorp	$59,790	8.66%	$27,610	4.00%	N/A
As of December 31, 2014:
Total capital (to risk-weighted assets)
Howard Bank	$61,393	10.69%	$45,932	8.00%	$57,415	10.00%
Howard Bancorp	$61,811	10.73%	$46,067	8.00%	N/A
Tier 1 capital (to risk-weighted assets)
Howard Bank	$57,791	10.07%	$22,966	4.00%	$34,449	6.00%
Howard Bancorp	$58,208	10.11%	$23,033	4.00%	N/A
Tier 1 capital (to average assets)
(Leverage ratio)
Howard Bank	$57,791	8.54%	$27,073	4.00%	$33,842	5.00%
Howard Bancorp	$58,208	8.60%	$27,072	4.00%	N/A